Summary of Significant Accounting Policies (Details Narrative)		1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 04, 2021	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Subsequent Event [Line Items]
Forward stock split	3-for-1
Proceeds from initial public offering			$ 18,648,934
FDIC insured amount			250,000	$ 250,000		$ 250,000		$ 250,000	$ 250,000
Uninsured amount			$ 17,365,222	18,815,000		17,365,222		$ 0	$ 0
Research and development expense				629,531	$ 24,840	126,527	$ 248,149
Foreign currency transaction gains and losses				$ 7,615	$ 310	$ 6,093	$ 3,681
Immix Biopharma Australia Pty Ltd [Member]
Subsequent Event [Line Items]
Non-controlling interest rate				100.00%				100.00%
Stock Options and Warrants [Member]
Subsequent Event [Line Items]
Anti dilutive securites excluded from computation from EPS | shares						1,686,984	291,984
Stock Options And Warrants Exerciable [Member]
Subsequent Event [Line Items]
Anti dilutive securites excluded from computation from EPS | shares				1,729,734	644,484
Australian Tax Incentive [Member]
Subsequent Event [Line Items]
Research and development expense				$ 35,960	$ 21,114	$ 79,978	$ 212,521
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Proceeds from options exercised		$ 2,913,750
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Proceeds from options exercised		$ 2,913,750